Equipment (Tables)	6 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Exploration equipment
			December 31, 2012	June 30, 2012
		Accumulated	Net Book	Net Book
	Cost	Depreciation	Value	Value

Exploration equipment	$63,547	$14,827	$48,720	$50,624